Schedule of Investments

The ARK Israel Innovative Technology ETF

April 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.6%

Aerospace & Defense - 5.3%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	277,110	$6,172,028
Elbit Systems Ltd. (Israel)	42,187	5,803,984
RADA Electronic Industries Ltd. (Israel)*	456,837	6,025,680
Total Aerospace & Defense		18,001,692

Biotechnology - 9.3%
Enlivex Therapeutics Ltd. (Israel)*	553,857	6,336,124
Evogene Ltd. (Israel)*	918,734	4,146,302
Gamida Cell Ltd. (Israel)*	741,409	5,471,598
Kamada Ltd. (Israel)*	984,509	6,013,102
Pluristem Therapeutics, Inc.*	716,911	3,039,703
UroGen Pharma Ltd.*	340,231	6,617,493
Total Biotechnology		31,624,322

Communications Equipment - 12.2%
AudioCodes Ltd. (Israel)	193,493	5,961,519
BATM Advanced Communications Ltd. (Israel)*	4,613,301	6,373,850
Ceragon Networks Ltd. (Israel)*	1,643,363	5,603,868
Gilat Satellite Networks Ltd. (Israel)	598,069	6,010,594
Ituran Location and Control Ltd. (Israel)	280,424	6,127,264
Radware Ltd. (Israel)*	211,804	5,869,089
Silicom Ltd. (Israel)*	133,443	5,710,026
Total Communications Equipment		41,656,210

Diversified Telecommunication - 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	5,704,447	6,211,347

Electrical Equipment - 1.6%
Augwind Energy Tech Storage Ltd. (Israel)*	228,629	5,353,340

Electronic Equipment, Instruments & Components - 1.7%
Arad Ltd. (Israel)	417,576	5,869,602

Health Care Equipment & Supplies - 9.1%
DarioHealth Corp.*	322,845	6,999,280
Inmode Ltd.*	71,810	6,199,357
Intercure Ltd. (Israel)*	895,324	6,501,977
Itamar Medical Ltd. (Israel)*	7,225,608	5,756,730
Nano-X Imaging Ltd. (Israel)*	166,444	5,584,196
Total Health Care Equipment & Supplies		31,041,540

Hotels, Restaurants & Leisure - 1.8%
Fattal Holdings 1998 Ltd. (Israel)*	59,260	6,171,643

Household Durables - 1.8%
Electra Consumer Products 1970 Ltd. (Israel)	131,202	6,155,490

Internet & Direct Marketing Retail - 1.6%
Fiverr International Ltd. (Israel)*	27,088	5,636,200

IT Services - 9.3%
E&M Computing Ltd. (Israel)	870,812	6,511,621
Malam - Team Ltd. (Israel)	202,473	6,600,856
Matrix IT Ltd. (Israel)	232,793	6,120,191
One Software Technologies Ltd. (Israel)	46,165	5,791,321
Wix.com Ltd. (Israel)*	20,680	6,573,758
Total IT Services		31,597,747

Life Sciences Tools & Services - 1.1%
Compugen Ltd. (Israel)*	429,887	3,709,925

Machinery - 5.0%
Kornit Digital Ltd. (Israel)*	57,808	5,651,310
Plasson Industries Ltd. (Israel)	120,812	6,404,429
RoboGroup T.E.K Ltd. (Israel)*†	2,940,640	5,139,229
Total Machinery		17,194,968

Media - 1.8%
Perion Network Ltd. (Israel)*	354,089	6,334,652

Pharmaceuticals - 7.0%
PolyPid Ltd. (Israel)*	651,308	5,998,547
Redhill Biopharma Ltd. (Israel)*(a)	847,214	5,777,999
Taro Pharmaceutical Industries Ltd.*	82,394	6,098,804
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	551,312	5,899,038
Total Pharmaceuticals		23,774,388

Professional Services - 1.7%
Danel Adir Yeoshua Ltd. (Israel)	33,249	5,798,500

Semiconductors & Semiconductor Equipment - 7.0%
Camtek Ltd. (Israel)*	179,751	6,122,319
Nova Measuring Instruments Ltd. (Israel)*	63,233	5,967,298
SolarEdge Technologies, Inc.*	22,532	5,938,083
Tower Semiconductor Ltd. (Israel)*	201,962	5,715,525
Total Semiconductors & Semiconductor Equipment		23,743,225

Software - 14.2%
Allot Ltd. (Israel)*	345,523	6,367,989
Check Point Software Technologies Ltd. (Israel)*	51,421	6,006,487
CyberArk Software Ltd.*	42,170	5,924,885
Hilan Ltd. (Israel)	116,177	6,080,037
JFrog Ltd. (Israel)*	115,428	5,659,435
Magic Software Enterprises Ltd. (Israel)	373,158	6,329,677
Nice Ltd. (Israel)*(a)	25,646	6,186,585
Sapiens International Corp. NV (Israel)	182,596	5,908,806
Total Software		48,463,901

Technology Hardware, Storage & Peripherals - 2.7%
Nano Dimension Ltd. (Israel)*(a)	789,242	5,793,036
Stratasys Ltd.*	155,942	3,494,660
Total Technology Hardware, Storage & Peripherals		9,287,696

Wireless Telecommunication Services - 3.6%
Cellcom Israel Ltd. (Israel)*	1,673,499	6,475,867
Partner Communications Co. Ltd. (Israel)*	1,315,531	5,738,629
Total Wireless Telecommunication Services		12,214,496
Total Common Stocks
(Cost $359,754,319)		339,840,884
MONEY MARKET FUND–0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b)
(Cost $1,589,250)	1,589,250	1,589,250
Total Investments–100.1%
(Cost $361,343,569)		341,430,134
Liabilities in Excess of Other Assets–(0.1)%		(264,840)
Net Assets–100.0%		$341,165,294

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

April 30, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2021 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2021	Value ($) at 4/30/2021

Common Stock — 1.5%
Machinery — 1.5%
RoboGroup T.E.K Ltd.
–	7,816,849	(239,693)	(40,198)	(2,397,729)	–	–	2,940,640	5,139,229

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2021.

Country	Value	% of Net Assets
Israel	$295,528,619	86.6%
United States	45,901,515	13.5
Total Investments	341,430,134	100.1
Liabilities in Excess of Other Assets	(264,840)	(0.1)
Net Assets	$341,165,294	100.0%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

April 30, 2021 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2021, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$339,840,884	$–	$–	$339,840,884
Money Market Fund	1,589,250	–	–	1,589,250
Total	$341,430,134	$–	$–	$341,430,134

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.